Sector Weightings
Cambria Shareholder Yield ETF
Energy	22.8%
Financials	19.8%
Materials	18.4%
Consumer Discretionary	16.8%
Industrials	10.0%
Health Care	6.2%
Communication Services	3.0%
Information Technology	2.1%
Consumer Staples	0.9%
100.0%

Percentages based on total investments.

Cambria Shareholder Yield ETF
Schedule of Investments
January 31, 2024 (Unaudited)

	Shares	Value
Common Stocks – 99.2%
Communication Services - 3.0%
Comcast Corp. - Class A	223,149	$10,385,354
Fox Corp. - Class A	274,164	8,855,497
Verizon Communications, Inc.	287,330	12,168,426
		31,409,277

Consumer Discretionary - 16.7%
Academy Sports & Outdoors, Inc.	171,920	10,784,542
Adtalem Global Education, Inc.(a)	232,624	11,742,860
Advance Auto Parts, Inc.	93,032	6,219,189
AutoNation, Inc.(a)	102,584	14,326,881
Big 5 Sporting Goods Corp.	587,411	2,954,677
Carter's, Inc.	142,432	10,773,556
Dillard's, Inc. - Class A	32,390	12,543,675
Ethan Allen Interiors, Inc.	342,786	9,985,356
Haverty Furniture Cos., Inc.	265,298	8,993,602
KB Home	210,746	12,558,354
ODP Corp.(a)	184,424	9,431,443
Penske Automotive Group, Inc.	95,007	14,096,189
PulteGroup, Inc.	130,591	13,654,595
Tapestry, Inc.	242,144	9,392,766
Toll Brothers, Inc.	148,502	14,753,675
Under Armour, Inc. - Class C(a)	1,236,719	9,151,721
Whirlpool Corp.	56,945	6,236,616
		177,599,697

Consumer Staples - 0.9%
Cal-Maine Foods, Inc.	163,736	9,074,249

Energy - 22.6%
APA Corp.	215,421	6,749,140
California Resources Corp.	191,104	9,111,839
Chevron Corp.	64,959	9,576,905
Chord Energy Corp.	64,690	9,946,734
Civitas Resources, Inc.	138,915	9,003,081
CNX Resources Corp.(a)	561,849	11,349,350
ConocoPhillips	85,654	9,582,113
CONSOL Energy, Inc.	163,548	15,471,641
Coterra Energy, Inc.	369,493	9,192,986
CVR Energy, Inc.	464,011	15,651,091
Devon Energy Corp.	158,227	6,648,699
EOG Resources, Inc.	80,274	9,134,378
Exxon Mobil Corp.	107,180	11,019,176
HF Sinclair Corp.	163,580	9,240,634
Marathon Oil Corp.	352,600	8,056,910
Marathon Petroleum Corp.	85,108	14,093,885
PBF Energy, Inc. - Class A	236,616	11,951,474
Peabody Energy Corp.	447,469	11,947,422
Pioneer Natural Resources Co.	38,932	8,947,742
Plains GP Holdings LP - Class A	776,340	12,561,181
Range Resources Corp.	321,347	9,331,917
SM Energy Co.	248,091	9,199,214
Valero Energy Corp.	89,133	12,380,574
		240,148,086

Financials - 19.7%
Affiliated Managers Group, Inc.	64,959	9,668,498
Aflac, Inc.	154,905	13,064,688
American Financial Group, Inc.	68,955	8,302,182
Ameriprise Financial, Inc.	39,093	15,122,345
Assured Guaranty Ltd.	188,174	15,266,557
Cathay General Bancorp	235,354	9,689,524
Discover Financial Services	79,030	8,339,246
Federated Hermes, Inc. - Class B	278,164	9,724,613
Jefferies Financial Group, Inc.	286,896	11,693,881
Lincoln National Corp.	216,248	5,936,008
Loews Corp.	156,269	11,385,759
MetLife, Inc.	135,729	9,408,734
Mr. Cooper Group, Inc.(a)	191,099	12,872,429
PennyMac Financial Services, Inc.	139,070	12,129,685
Principal Financial Group, Inc.	141,461	11,189,565
PROG Holdings, Inc.(a)	301,899	9,250,185
SLM Corp.	498,273	9,905,667
Synchrony Financial	196,302	7,630,259
Victory Capital Holdings, Inc. - Class A	314,782	10,617,597
Western Union Co.	623,265	7,834,441
		209,031,863

Health Care - 6.1%
AMN Healthcare Services, Inc.(a)	109,896	8,133,403
Centene Corp.(a)	148,361	11,173,067
Cigna Group	35,725	10,751,439
McKesson Corp.	23,213	11,603,947
Universal Health Services, Inc. - Class B	72,237	11,471,958
Viatris, Inc.	994,147	11,701,110
		64,834,924

Industrials - 9.9%
Atkore, Inc.(a)	78,801	12,019,517
Brady Corp. - Class A	183,095	11,027,812
Builders FirstSource, Inc.(a)	72,112	12,528,018
Encore Wire Corp.	48,715	10,985,233
ManpowerGroup, Inc.	106,434	7,891,017
Matson, Inc.	118,228	13,245,082
Owens Corning	99,971	15,148,605
Ryder System, Inc.	100,509	11,414,807
Textron, Inc.	135,103	11,444,575
		105,704,666

Information Technology - 2.0%
Arrow Electronics, Inc.(a)	75,390	8,379,599
DXC Technology Co.(a)	300,833	6,558,159
Xerox Holdings Corp.	377,907	6,976,163
		21,913,921

Materials - 18.3%
Alpha Metallurgical Resources, Inc.	40,335	16,103,346
Arch Resources, Inc.	66,026	11,683,961
Berry Global Group, Inc.	159,000	10,408,140
Dow, Inc.	175,644	9,414,518
DuPont de Nemours, Inc.	133,069	8,223,664
Eastman Chemical Co.	121,531	10,153,915
Greif, Inc. - Class A	139,445	8,730,651
Huntsman Corp.	300,785	7,381,264
International Paper Co.	211,162	7,565,934
LyondellBasell Industries NV - Class A	89,943	8,465,435
Mosaic Co.	290,319	8,915,696
Nucor Corp.	87,200	16,300,297
Olin Corp.	167,960	8,745,677
Ryerson Holding Corp.	402,430	13,811,398
Steel Dynamics, Inc.	100,460	12,124,517
Sylvamo Corp.	187,601	8,710,314
United States Steel Corp.	286,522	13,472,264
Warrior Met Coal, Inc.	222,415	14,272,372
		194,483,363
Total Common Stocks (Cost $969,512,989)		1,054,200,046

Short-Term Investments - 0.8%
Money Market Funds - 0.8%
First American Treasury Obligations Fund - Class X, 5.25%(b)	8,174,094	8,174,094
Total Short-Term Investments (Cost $8,174,094)		8,174,094

Total Investments - 100.0% (Cost $977,687,083)		1,062,374,140
Other Assets in Excess of Liabilities - 0.0%(c)		345,975
Total Net Assets - 100.0%		$1,062,720,115

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of January 31, 2024.
(c)	Represents less than 0.05% of net assets.

Cambria Shareholder Yield ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,054,200,046	$–	$–	$1,054,200,045
Short-Term Investments	8,174,094	–	–	8,174,094
Total Investments	$1,062,374,140	$–	$–	$1,062,374,140

Refer to the Schedule of Investments for industry classifications.